Provisions (Tables)	12 Months Ended
Mar. 31, 2019
Provisions [abstract]
Schedule of changes in provisions
The movements in the provisions are as follows:

	JPY (millions)
	Litigation (Note 32)	Restructuring	Rebates and Return Reserves	Other	Total
As of April 1, 2017	¥33,446	¥27,118	¥90,870	¥22,470	¥173,904
Increases	3,692	5,935	310,070	14,009	333,706
Decreases (utilized)	(12,372)	(19,183)	(284,164)	(11,579)	(327,298)
Decreases (reversed)	(286)	(128)	(9,557)	(2,045)	(12,016)
Decreases from deconsolidation	—	(133)	—	(107)	(240)
Reclassification to liabilities held for sale	(676)	—	—	(390)	(1,066)
Foreign currency translation differences	(622)	(993)	(5,378)	826	(6,167)
As of March 31, 2018	¥23,182	¥12,616	¥101,841	¥23,184	¥160,823
Increases	10,382	30,547	441,188	13,198	495,315
Acquisitions through business combinations	29,570	14,506	217,002	17,912	278,990
Decreases (utilized)	(11,426)	(8,594)	(462,335)	(10,836)	(493,191)
Decreases (reversed)	(3,146)	(679)	(11,447)	(3,335)	(18,607)
Decreases from deconsolidation	(1,032)	—	(994)	(295)	(2,321)
Foreign currency translation differences	(755)	1,285	8,107	(1,549)	7,088
As of March 31, 2019	¥46,775	¥49,681	¥293,362	¥38,279	¥428,097

Restructuring expenses
Restructuring expenses recorded are as follows:

	JPY (millions) For the Year Ended March 31
	2017	2018	2019
Cash:
Severance	¥32,290	¥6,397	¥17,574
Consulting fees	7,271	7,205	19,040
Other	11,611	16,528	44,906
Total	¥51,172	¥30,130	¥81,520
Non-Cash:
Depreciation and impairment	¥3,417	¥14,606	¥1,442
Total	¥54,589	¥44,736	¥82,962